Oil and Gas Properties (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Interest percentage for wells	19.60%
Development costs	$ 65,000	$ 65,000
Development expense	$ 35,144,000	$ 49,960,000
Cendere oil field [member]
Disclosure of detailed information about property, plant and equipment [line items]
Interest percentage for wells	9.80%
South akcakoca sub-basin [member]
Disclosure of detailed information about property, plant and equipment [line items]
Working Interest rate	49.00%